Loans - Interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Financial assets
Loans	$ 806,767	$ 773,254
Gross amount
Financial assets
Loans	811,335	777,687
Gross amount | Australia
Financial assets
Loans	708,928	678,272
Gross amount | Australia | Housing
Financial assets
Loans	503,271	485,474
Gross amount | Australia | Personal
Financial assets
Loans	10,174	11,289
Gross amount | Australia | Business
Financial assets
Loans	195,483	181,509
Gross amount | New Zealand
Financial assets
Loans	94,597	93,326
Gross amount | New Zealand | Housing
Financial assets
Loans	62,484	61,235
Gross amount | New Zealand | Personal
Financial assets
Loans	1,058	1,083
Gross amount | New Zealand | Business
Financial assets
Loans	31,055	31,008
Gross amount | Other overseas
Financial assets
Loans	7,810	$ 6,089
Gross amount | Over 1 year
Financial assets
Loans	713,019
Gross amount | Over 1 year | Variable Interest Rates
Financial assets
Loans	594,725
Gross amount | Over 1 year | Fixed interest rate
Financial assets
Loans	118,294
Gross amount | Over 1 year | Australia
Financial assets
Loans	634,008
Gross amount | Over 1 year | Australia | Variable Interest Rates
Financial assets
Loans	582,178
Gross amount | Over 1 year | Australia | Fixed interest rate
Financial assets
Loans	51,830
Gross amount | Over 1 year | Australia | Housing
Financial assets
Loans	497,999
Gross amount | Over 1 year | Australia | Housing | Variable Interest Rates
Financial assets
Loans	452,824
Gross amount | Over 1 year | Australia | Housing | Fixed interest rate
Financial assets
Loans	45,175
Gross amount | Over 1 year | Australia | Personal
Financial assets
Loans	3,789
Gross amount | Over 1 year | Australia | Personal | Variable Interest Rates
Financial assets
Loans	1,814
Gross amount | Over 1 year | Australia | Personal | Fixed interest rate
Financial assets
Loans	1,975
Gross amount | Over 1 year | Australia | Business
Financial assets
Loans	132,220
Gross amount | Over 1 year | Australia | Business | Variable Interest Rates
Financial assets
Loans	127,540
Gross amount | Over 1 year | Australia | Business | Fixed interest rate
Financial assets
Loans	4,680
Gross amount | Over 1 year | New Zealand
Financial assets
Loans	73,765
Gross amount | Over 1 year | New Zealand | Variable Interest Rates
Financial assets
Loans	7,687
Gross amount | Over 1 year | New Zealand | Fixed interest rate
Financial assets
Loans	66,078
Gross amount | Over 1 year | New Zealand | Housing
Financial assets
Loans	62,292
Gross amount | Over 1 year | New Zealand | Housing | Variable Interest Rates
Financial assets
Loans	6,571
Gross amount | Over 1 year | New Zealand | Housing | Fixed interest rate
Financial assets
Loans	55,721
Gross amount | Over 1 year | New Zealand | Personal
Financial assets
Loans	180
Gross amount | Over 1 year | New Zealand | Personal | Variable Interest Rates
Financial assets
Loans	179
Gross amount | Over 1 year | New Zealand | Personal | Fixed interest rate
Financial assets
Loans	1
Gross amount | Over 1 year | New Zealand | Business
Financial assets
Loans	11,293
Gross amount | Over 1 year | New Zealand | Business | Variable Interest Rates
Financial assets
Loans	937
Gross amount | Over 1 year | New Zealand | Business | Fixed interest rate
Financial assets
Loans	10,356
Gross amount | Over 1 year | Other overseas
Financial assets
Loans	5,246
Gross amount | Over 1 year | Other overseas | Variable Interest Rates
Financial assets
Loans	4,860
Gross amount | Over 1 year | Other overseas | Fixed interest rate
Financial assets
Loans	$ 386